Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2017
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Summary of investments other than investments in related parties

Schedule I

Summary of investments other than investments in related parties

As at December 31, 2017
Amounts in million EUR	Cost1)	Fair value	Book value
Shares:
Available-for-sale	436	490	490
Fair value through profit or loss	1,021	1,062	1,062

Bonds:
Available-for-sale and held-to-maturity:
US government	8,011	8,846	8,846
Dutch government	4,799	5,781	5,781
Other government	11,746	12,568	12,568
Mortgage backed	7,326	7,694	7,694
Asset backed	4,624	4,698	4,698
Corporate	37,168	40,613	40,613
Money market investments	6,690	6,690	6,690
Other	765	791	791
Subtotal	81,130	87,681	87,681

Bonds:
Fair value through profit or loss	4,150	4,144	4,144

Other investments at fair value through profit or loss	1,898	1,914	1,914

Mortgages	33,562	38,076	33,562
Private loans	3,642	4,181	3,642
Deposits with financial institutions	139	139	139
Policy loans	1,897	1,897	1,897
Other	127	127	127
Subtotal	39,368	44,422	39,368

Real estate:
Investments in real estate		2,147	2,147
Total		141,858	136,804

[1]	Cost is defined as original cost for available-for-sale shares and amortized cost for available-for-sale and held-to-maturity bonds